Fair Value Measurements - Summary of Share-based Payment Award, Equity Instrument Other Than Options, Valuation Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.00%
Series D Preferred Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.00%
Fair Value, Inputs, Level 3 [Member] | Series D Preferred Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price (Series D preferred stock issuance price)	$ 3.15
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Series C Preferred Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term		3 years 4 months 28 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Series D Preferred Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term	5 years 10 months 28 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Series C Preferred Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility		61.00%
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Series D Preferred Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	57.90%
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Series C Preferred Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate		1.63%
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Series D Preferred Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate	0.49%
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member] | Series C Preferred Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield		0.00%
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member] | Series D Preferred Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.00%